INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of intangible assets

12.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2015	336	6,267	68	580	7,251
Additions	—	925	9	27	961
Acquisition (Note 1d)	117	10	—	—	127
Deductions	—	—	(2)	—	(2)
Reclassifications/translations	(4)	20	—	—	16
Balance, December 31, 2016	449	7,222	75	607	8,353
Accumulated amortization and impairment losses:
Balance, December 31, 2015	(21)	(3,748)	(49)	(377)	(4,195)
Amortization	—	(1,027)	(7)	(34)	(1,068)
Deductions	—	—	—	—	—
Reclassifications/translations	—	(1)	—	—	(1)
Balance, December 31, 2016	(21)	(4,776)	(56)	(411)	(5,264)
Net	428	2,446	19	196	3,089

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2016	449	7,222	75	607	8,353
Additions	—	1,289	3	21	1,313
Acquisition (Note 1d)	232	4	—	—	236
Deductions	(3)	(122)	—	(11)	(136)
Reclassifications/translations	2	(6)	6	18	20
Balance, December 31, 2017	680	8,387	84	635	9,786
Accumulated amortization and impairment losses:
Balance, December 31, 2016	(21)	(4,776)	(56)	(411)	(5,264)
Amortization	—	(1,037)	(9)	(48)	(1,094)
Deductions	—	95	—	11	106
Reclassifications/translations	—	4	(6)	(2)	(4)
Balance, December 31, 2017	(21)	(5,714)	(71)	(450)	(6,256)
Net	659	2,673	13	185	3,530

(i)   Goodwill resulted from the acquisition of Sigma (2008), Ad Medika (2010), PT Bina Data Mandiri ("BDM”) (2012), Contact Centres Australia Pty. Ltd. (2014), PT Media Nusantara Data Global ("MNDG”) (2015), Melon (2016), PT Griya Silkindo Drajatmoerni ("GSDm”) (2016), TSGN (2017) and Nutech (2017) (Note 1d).

(ii)  The amortization is presented as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income. The remaining amortization periods of software range from  1 to 5 years.

(iii) As of December 31, 2017, the cost of fully amortized intangible assets that are still used in operations amounted to Rp3,847 billion.